Document And Entity Information	Jan. 13, 2023
Document Information [Line Items]
Entity, Registrant Name	PROCYON CORPORATION
Document, Type	8-K
Document, Period End Date	Jan. 13, 2023
Entity, File Number	0-17449
Entity, Incorporation, State or Country Code	CO
Entity, Tax Identification Number	59-3280822
Entity, Address, Address Line One	164 DOUGLAS ROAD
Entity, Address, City or Town	EAST OLDSMAR
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	34677
City Area Code	727
Local Phone Number	447-2998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000812306